Conquer Risk Tactical Rotation Fund
		Schedule of Investments
	March 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

MONEY MARKET FUNDS
141,789,361	First American Treasury Obligations Fund	$141,789,361	100.05%
	- Class X 5.22% * +

Total for Money Market Funds (Cost - $141,789,361)

	Total Investments (Cost - $141,789,361)	141,789,361	100.05%

	Liabilities in Excess of Other Assets	(65,216)	-0.05%

	Net Assets	$141,724,145	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
+ The rate shown represents the 7-day yield at March 31, 2024.